CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OF ERP OPERATING LIMITED PARTNERSHIP (Unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive income:
Net income	$ 881,204	$ 935,197	$ 295,983
Other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(11,772)	(143,598)	(65,894)
Losses reclassified into earnings from other comprehensive income	14,678	4,343	3,338
Other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	664	355	57
Other Comprehensive Income (Loss), Net of Tax	3,570	(138,900)	(62,499)
Comprehensive income	884,774	796,297	233,484
Comprehensive (income) attributable to Noncontrolling Interests	(39,485)	(41,612)	(12,373)
Comprehensive income attributable to controlling interests	845,289	754,685	221,111
OPERATING PARTNERSHIP
Comprehensive income:
Net income	881,204	935,197	295,983
Other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(11,772)	(143,598)	(65,894)
Losses reclassified into earnings from other comprehensive income	14,678	4,343	3,338
Other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	664	355	57
Other Comprehensive Income (Loss), Net of Tax	3,570	(138,900)	(62,499)
Comprehensive income	884,774	796,297	233,484
Comprehensive (income) attributable to Noncontrolling Interests	(844)	(832)	726
Comprehensive income attributable to controlling interests	$ 883,930	$ 795,465	$ 234,210